Property, Plant and Equipment - Additional Information (Detail) (AUD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Accumulated amortization of capitalized leasehold improvements	19,967,699	17,906,571
Depreciation expense	2,512,946	2,497,345	2,637,141
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Accumulated amortization of capitalized leasehold improvements	7,096,926	6,633,104	6,001,351